CONVERTIBLE DEBENTURES (Schedule of Maturity of Convertible Debentures) (Details) - CAD ($)	Dec. 31, 2018	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Deferred income tax liability	$ (322,289)			$ (588,824)
Carrying value	$ 1,387,624
Interest rate	10.00%
June 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000
Equity portion	35,738
Transaction costs	(2,933)
Deferred income tax liability	(31,022)
Allocation to contributed surplus	1,783
Liability portion	964,262
Transaction costs	(79,125)
Accretion expense	60,267
Converted	(5,000)
Carrying value	$ 940,404
Interest rate	25.00%		1.00%
November 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000
Equity portion	17,845
Transaction costs	(1,464)
Deferred income tax liability	(15,491)
Allocation to contributed surplus	890
Liability portion	482,155
Transaction costs	(39,564)
Accretion expense	4,629
Converted
Carrying value	$ 447,220
Interest rate	25.00%	1.00%
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,500,000
Equity portion	53,583
Transaction costs	(4,397)
Deferred income tax liability	(46,513)
Allocation to contributed surplus	2,673
Liability portion	1,446,417
Transaction costs	(118,689)
Accretion expense	64,896
Converted	(5,000)
Carrying value	$ 1,387,624